Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,046	$ 4,412
Loans to customers	177	188
Interest receivable	21	19
Other receivables	616	1,094
Current trade and other receivable	4,860	5,713
Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,690	4,092
Loans to customers	172	176
Interest receivable	21	19
Other receivables	582	1,051
Current trade and other receivable	4,465	5,338
Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	261	239
Loans to customers	1	4
Other receivables	9	13
Current trade and other receivable	271	256
Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	44	52
Loans to customers	2	5
Other receivables	16	26
Current trade and other receivable	62	83
Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	44	20
Loans to customers	2	3
Other receivables	5	4
Current trade and other receivable	51	27
Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	7	9
Other receivables	4
Current trade and other receivable	$ 11	$ 9